Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (51,489)	$ (29,219)
Noncash adjustments reconciling net loss to operating cash flows:
Depreciation and amortization	365	240
Amortization of intangible assets	737	741
Accretion/amortization of investment securities, net	(57)	0
Loss on disposal of property and equipment	6	0
Impairment loss on intangible assets	9,660	0
Change in fair value of redeemable noncontrolling interests	0	3,903
Noncash lease expense	1,123	739
Share-based compensation expense	3,529	8,962
Changes in operating assets and liabilities:
Accounts receivable, net	(227)	(318)
Prepaid and other assets	(877)	(2,653)
Accounts payable	861	655
Accrued liabilities	(1,621)	4,285
Deferred revenue	(1,402)	(3,660)
Operating lease liabilities	(803)	(869)
Net cash used in operating activities	(40,195)	(17,194)
Cash flows from investing activities:
Purchases of marketable debt securities, available-for-sale	(63,301)	0
Purchases of property and equipment	(903)	(337)
Acquisition of intangible assets	0	(1,250)
Net cash used in investing activities	(64,204)	(1,587)
Cash flows from financing activities:
Proceeds from short-term bridge loan	166,000	0
Repayment of short-term bridge loan	(166,000)	0
Proceeds from issuance of ordinary shares for cash	102	116,793
Payments to acquire the Shanghai noncontrolling interests	0	(20,966)
Net cash (used in) provided by financing activities	(34)	95,488
Effect of exchange rate changes on cash, cash equivalents and restricted cash	0	47
Net (decrease) increase in cash, cash equivalents and restricted cash	(104,433)	76,754
Cash, cash equivalents and restricted cash, beginning of period	170,906	91,278
Cash, cash equivalents and restricted cash, end of period	66,473	168,032
Supplemental information:
Cash paid for interest	963	0
Cash paid for income taxes	2	1
Noncash investing and financing activities:
Unsettled trade of marketable debt securities, available-for-sale	989	0
Deferred initial public offering costs in accounts payable and accrued liabilities	0	1,542
Conversion of convertible preferred shares into ordinary shares	0	253,031
Accretion of redeemable noncontrolling interests to fair value		42,324
Reclassification of redeemable noncontrolling interest from temporary equity to current liabilities	0	43,403
Reclassification of accumulated other comprehensive loss upon settlement of redeemable noncontrolling interests		85
Series B Convertible Preferred Stock [Member]
Cash flows from financing activities:
Payments of Stock Issuance Costs	0	(339)
Common Stock [Member]
Cash flows from financing activities:
Payments of Stock Issuance Costs	$ (136)	$ 0